Schedule of Related Parties Transactions (Details) - HCYC Group Company Limited [Member] - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Total		$ 24,221	$ 26,321	$ 37,279	[1]	$ 155,979	[1]
Sale of investment in an affiliate	[2]			37,279		199,238
Summit Planned Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Total	[1]					155,979
Mr. Kwok Wai Man [Member]
Restructuring Cost and Reserve [Line Items]
Total		$ 24,221	$ 26,321	37,279	[1]		[1]
Ms. Ding Xiameng [Member]
Restructuring Cost and Reserve [Line Items]
Sale of investment in an affiliate	[2]					$ 199,238

[1]	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when become effective
[2]	The Company sold the